Schedule of Bad Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Bad debt expense (recovery)	$ 61,518
Bad debt expense	$ 61,158		$ 201,859	$ 2,054
General and Administrative Expense [Member]
Bad debt expense			$ 153,059